Convertible notes and Standby Equity Distribution Agreement	12 Months Ended
Dec. 31, 2024
Convertible notes and Standby Equity Distribution Agreement
Convertible notes and Standby Equity Distribution Agreement

10.Convertible notes and Standby Equity Distribution Agreement

March 2021 Note

On March 19, 2021, the Group issued a convertible note for a principle amount of US$20.0 million with a 2% discount, an annual interest of 5% per year, a floor price of US$0.015 per ordinary share and a fixed conversion price of US$0.1 per ordinary share, refer to as the “March 2021 Note”. The maturity date of the March 2021 Note is March 19, 2022. The Group received a cash proceed of US$18.2 million from this issuance. In the subsequent years, the Group engaged in multiple negotiations with investor, ultimately agreeing to set the maturity date as April 1, 2023.

The March 2021 Note also includes provision which require the Group to pay the note holders a commitment fee of 3,750,000 ordinary shares at the date of closing which is considered to be further discount on the note provided to the debt holders. The Group settled this commitment fee by issuing 3,750,000 ordinary shares out of treasury shares to the convertible note holders. The Group has recognized this commitment fees amounted to US$0.2 million determined based on the fair value of shares issued at the date of closing as a part of debt discount.

Beginning from June 1, 2021 and continuing on the first day of each calendar month thereafter through January 2022 as set forth on the redemption schedule, a portion of the principal amount plus an 8% redemption premium and plus accrued and unpaid interest will be subject to redemption in cash, ADSs through conversion of the note or a combination of both at the Group’s option in the event that the daily VWAP on each of the five consecutive trading days immediately prior to the redemption date does not exceed a price equal to 108% of the fixed conversion price (the “Monthly Redemption”). In the event that the daily VWAP on each of the five consecutive trading days immediately prior to the scheduled redemption date exceeds a price equal to 108% of the fixed conversion price, then no Monthly Redemption shall be due on such scheduled redemption date. If the daily VWAP is less than the floor price for a period of 5 consecutive trading days, then the interest rate shall increase to an annual rate of 15%.

In accordance with ASC 815, the Group determined that the Monthly Redemption feature is an embedded financial instrument which requires bifurcation from the host debt instrument. The Group performs a valuation with the assistance of a third-party appraiser to evaluate fair value of the embedded derivative associated with this note at the date of issuance and subsequently at each reporting date. Initially, the Group recorded a derivative liability of US$1,662,355 relating to the Monthly Redemption feature based on its fair value at the date of issuance. A portion of the note’s proceed is allocated to the derivative based on the fair value at the date of the issuance. The allocated fair value for the derivative is recorded as a debt discount from the face amount of the notes, which is then accredited to interest expense over the life of the related debt using the effective interest method. This derivative liability is revalued at each reporting date and immediately prior to conversion with changes in fair value recorded to fair value change at derivative liabilities in the statement of operations. As of December 31, 2021 and 2022, the fair value of the derivative liability is determined to be US$553,707 and nil, and the gain of US$553,707 representing the change in fair value has been recorded in earnings for the year ended December 31, 2022. Total discount of US$2 million and issuance costs of US$1.6 million relating to the March 2021 Notes are being amortized to interest expense using effective interest method.

As of December 31, 2021, the Group redeemed the loan principle, redemption premium and unpaid interests total amounted to US$7.4 million through issuance of 347,620,500 ordinary shares with a weighted average conversion price of US$0.0214 per ordinary shares and US$4.2 million through cash payments. During the year ended December 31, 2022, the Group redeemed the loan principle, redemption premium and unpaid interests total amounted to US$8.8 million through issuance of 1,195,980,950 ordinary shares with a weighted average conversion price of US$ $0.0042 per ordinary shares and US$3.7 million through cash payments. During the year ended December 31, 2023, the Group redeemed the loan principle, redemption premium and unpaid interests total amounted to US$1.8 million in the form of cash. The March 2021 Note has been fully redeemed as of March 31, 2023.